Interests in associates and joint ventures - Changes in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint operations [line items]
Other comprehensive income of associates and joint venture	€ (9)	€ 43	€ (2)
Continuing operations [member]
Disclosure of joint operations [line items]
Profit (loss) recognized in other comprehensive income during the period - continuing operations	(9)		(2)
Other comprehensive income of associates and joint venture	€ (9)		€ (2)